Other Current Assets (Details) - Schedule of other current assets - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Schedule of other current assets [Abstract]
Receivable for Convertible loan	[1]	$ 150,000
Government authorities		20,894	48,335
Other		23,279	16,676
Total		$ 194,173	$ 65,011

[1]	Such amount was collected in January 2020, see Note 8.e. for additional information.